Label	Element	Value
Document And Entity Information Elements	AICII_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2012
Prospectus Date	rr_ProspectusDate	Dec. 03, 2012